Earnout Shares and RSUs - Summary of Fair Value Assumptions of Earnout Awards (Details) - $ / shares		12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		40.00%
Expected life (years)		4 years 6 months
Earnout Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	$ 8.43	$ 6.33
Risk-free interest rate	2.70%	4.00%
Expected volatility	40.00%	40.00%
Expected dividend yield	0.00%	0.00%
Expected life (years)	5 years	4 years 6 months